FINANCIAL RISK MANAGEMENT - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
Financial risk management
Net liability position in foreign currency		$ 2,151
Unpaid portion	$ 469,189		$ 519,943	$ 588,636
Investments	8,373		$ 21,010
Currency risk
Financial risk management
Net liability position in foreign currency	$ 2,151
Estimated variation in exchange rate	20.00%
Estimated variation in consolidated amounts of foreign currency position	$ 76,223
Interest rate risk
Financial risk management
Unpaid portion	158,370
DFI at variable rate	32,649
Net financial debt not hedged	$ 125,721
Variation in agreed interest rates (as a percent)	1.00%
Effect of gain or loss		$ 1,257
Price Risk
Financial risk management
Variation in agreed interest rates (as a percent)	10.00%
Effect of gain or loss	$ 837
Investments	$ 8,373